LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2023	As of Dec 31, 2022
Within 1 year	553,504	235,961
After 1 year but within 5 years	577,227	343,465
Total lease payments	1,130,731	579,426
Less: imputed interest	(65,379)	(33,681)
Total lease obligations	1,065,352	545,745
Less: current obligations	(513,967)	(214,758)
Long-term lease obligations	551,385	330,987

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For year ended
	Dec 31, 2023	Dec 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	134,903	198,874
Right-of-use assets obtained in exchange for operating lease liabilities	1,081,423	554,643
Remaining lease term for operating lease (years)	1.25 to3.92	0.25 to 2.75
Weighted average discount rate for operating lease	4.75%	4.75%